Non-current Assets - Intangible Assets - Additional Information (Details) - NOVONIX Anode Materials CGU ("NAM CGU") - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Intangible Assets [Line Items]
Impairment	$ 0
Explanation of period over which management has projected cash flows	Cash flow projections used in the valuation are based on financial budgets approved by management and the Board, covering a 10.5-year period. Management determined this horizon to be appropriate to reflect the Company’s binding customer contracts and the anticipated production ramp-up to full capacity by September 2031, at which point operations are expected to normalize. The revised ramp-up timeline, which extends the expected date to achieve full production capacity from December 2027 to September 2031, reflects management’s conscious decision to conserve capital and reduce near-term spending while continuing to advance the Riverside Project in a disciplined and phased manner. Management considered this revised timing in developing the cash flow projections used in the impairment assessment, including assumptions related to construction activities, furnace technology development and commissioning.
Board covering period	10 years 6 months
Post-tax discount rate	13.50%	11.50%
Impact in current tariffs rate	37.50%
Percentage of future expectations for growth of inflation	2.00%	2.50%
Recoverable amount of CGU is estimated to exceed carrying amount of CGU	$ 45,500,000	$ 196,700,000
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Revenue sales prices per kg	7		$ 10
Operating costs per kg	6
Top of Range
Disclosure Of Intangible Assets [Line Items]
Revenue sales prices per kg	11		$ 12
Operating costs per kg	$ 8